Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 175.9	$ 193.9	$ 192.9
Gross realized losses on securities sales	(64.7)	(40.0)	(49.9)
Net realized gains (losses) on securities sales	111.2	153.9	143.0
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(61.2)	(85.3)	(8.7)
Other gains (losses)	(0.4)	(17.5)	(21.6)
Total net realized gains (losses) on securities	49.6	51.1	112.7
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	74.5	120.6	77.2
Gross realized losses on securities sales	(46.4)	(18.9)	(8.3)
Net realized gains (losses) on securities sales	28.1	101.7	68.9
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	6.2	24.6	17.5
Gross realized losses on securities sales	(28.7)	(2.4)	(0.9)
Net realized gains (losses) on securities sales	(22.5)	22.2	16.6
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	10.5	16.0	7.8
Gross realized losses on securities sales	(0.1)	(1.6)	(0.3)
Net realized gains (losses) on securities sales	10.4	14.4	7.5
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	20.3	43.3	31.2
Gross realized losses on securities sales	(5.1)	(2.5)	(5.0)
Net realized gains (losses) on securities sales	15.2	40.8	26.2
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	23.8	2.5	4.9
Gross realized losses on securities sales	(0.4)	(0.2)	(0.8)
Net realized gains (losses) on securities sales	23.4	2.3	4.1
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	4.9	13.3	15.7
Gross realized losses on securities sales	(5.3)	(5.6)	(1.3)
Net realized gains (losses) on securities sales	(0.4)	7.7	14.4
Fixed maturities | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.3	0.0	0.0
Gross realized losses on securities sales	(0.4)	0.0	0.0
Net realized gains (losses) on securities sales	(0.1)	0.0	0.0
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	8.5	20.9	0.1
Gross realized losses on securities sales	(6.4)	(6.6)	0.0
Net realized gains (losses) on securities sales	2.1	14.3	0.1
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	58.4	11.9	65.3
Gross realized losses on securities sales	(5.9)	(5.3)	(3.2)
Net realized gains (losses) on securities sales	52.5	6.6	62.1
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	43.0	61.3	50.4
Gross realized losses on securities sales	(12.2)	(15.7)	(38.4)
Net realized gains (losses) on securities sales	30.8	45.6	12.0
Short-term investments
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.0	0.1	0.0
Gross realized losses on securities sales	(0.2)	(0.1)	0.0
Net realized gains (losses) on securities sales	(0.2)	0.0	0.0
Hybrid and Derivative Instruments and Litigation Settlements | Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	1.2	0.4	0.4
Hybrid and Derivative Instruments and Litigation Settlements | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(1.6)	2.1	(1.3)
Hybrid and Derivative Instruments and Litigation Settlements | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Other gains (losses)	0.0	(20.0)	(20.7)
Investment [Domain]
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(11.6)	(25.6)	(8.7)
Investment [Domain] | Fixed maturities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(0.4)	(25.3)	0.0
Investment [Domain] | Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(0.4)	0.0	0.0
Investment [Domain] | Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	0.0	(25.3)	0.0
Investment [Domain] | Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(11.2)	(0.3)	(8.7)
Other Assets [Member] | Other Assets [Member]
Gain (Loss) on Investments [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	$ (49.6)	$ (59.7)	$ 0.0